Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of cash flow statement [Abstract]
Changes in other operating activities
The following tables summarize other adjustments for non-cash income statement items, changes in non-cash operating working capital items and significant non-cash items:

Other operating activities	2025	2024
Adjustments for non-cash income statement items:
Unrealized foreign exchange losses (gains)	$23	$(21)
(Gains) losses on derivatives	(29)	25
Share-based compensation expense (Note 20)	2	—
Losses on sale of mineral properties, plant and equipment	—	1
	$(4)	$5

Changes in non-cash working capital

Changes in non-cash operating working capital items:	2025	2024
Trade and other receivables	$(82)	$(61)
Inventories	(10)	(68)
Prepaid expenses	4	(19)
Accounts payable and accrued liabilities	49	48
Legal provisions	10	(3)
	$(29)	$(103)

Changes in cash and cash equivalents

Cash and Cash Equivalents	December 31, 2025	December 31, 2024
Cash in banks	$1,143	$863
Short maturity investments	72	—
Cash and cash equivalents	$1,215	$863